Revision to Prior Period Financial Statements	7 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Revision to Prior Period Financial Statements

Note 10 — Revision to Prior Period Financial Statements

During the course of preparing the annual report on Form 10-K for the period from May 22, 2020 (inception) through December 31, 2020, the Company identified a misstatement in its misapplication of accounting guidance related to the Company’s warrants in the Company’s previously issued audited balance sheet dated December 17, 2020, filed on Form 8-K on December 23, 2020 (the “Post-IPO Balance Sheet”).

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since their issuance on December 17, 2020, the Company’s warrants have been accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

The Warrants were reflected as a component of equity in the Post-IPO Balance Sheet as opposed to liabilities on the balance sheet, based on the Company’s application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on December 17, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

The Company concluded that the misstatement was not material to the Post-IPO Balance Sheet and the misstatement had no material impact to any prior interim period. The effect of the revisions to the Post-IPO Balance Sheet is as follows:

	As of December 17, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$59,328,581	$—	$59,328,581
Liabilities and stockholders’ equity
Total current liabilities	$198,291	$—	$198,291
Deferred underwriting commissions	2,012,500		2,012,500
Derivative warrant liabilities	—	15,776,805	15,776,805
Total liabilities	2,210,791	15,776,805	17,987,596
Class A common stock, $0.0001 par value; shares subject to possible redemption	52,117,783	(15,776,805)	36,340,978
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	69	148	217
Class B common stock – $0.0001 par value	144	—	144
Additional paid-in-capital	5,147,829	3,570,433	8,718,262
Accumulated deficit	(148,035)	(3,570,581)	(3,718,616)
Total stockholders’ equity	5,000,007	—	5,000,007
Total liabilities and stockholders’ equity	$59,328,581	$—	$59,328,581